financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ (261)	$ 208
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(84)	360
Derivative assets
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(264)	208
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(88)	359
Derivative assets | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(261)	208
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(84)	360
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(7)	30
Gain (loss) reclassified from other comprehensive income to income (effective portion)	17	17
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(222)	131
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(108)	355
Spread included in fair value of derivative instruments	40	70
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(32)	47
Gain (loss) reclassified from other comprehensive income to income (effective portion)	7	(12)
Derivatives held for hedging | Currency risk related to investment in a foreign operation | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	2
Derivatives held for hedging | Other market risk | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(3)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(4)	(1)
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) on derivatives recognized in income	5	(24)
Unrealized changes in virtual power purchase agreements forward element | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) on derivatives recognized in income		193
Cash flow hedging item (HFH) | Derivative assets | Currency risk related to long-term debt | U.S. Dollars
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	163	123
Cash flow hedging item (HFH) | Derivative assets | Currency risk related to long-term debt | European euro
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	3	1
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0